Filed pursuant to Rule 497(a)
File No. 333-225462
Rule 482 AD

OXLC Oxford Lane Capital Corp. Investor Presentation Quarter Ended September 30, 2019

Disclaimer This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. (“Oxford Lane”, “OXLC” or the “Fund”). This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in this will be achieved. Any references herein to any of the Fund’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXLC makes no representation or warranty with respect to this information. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund’s expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments. This presentation contains non-GAAP financial information. OXLC’s management uses this information in its internal analysis of results and believes that this information may be informative to investors in gauging the quality of OXLC’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. See “Appendix – Reconciliation of Core Net Investment Income” in this presentation for more information. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law. 2

Financial Highlights (FYE March 31, $ per share) 1 Q2-20 Q1-20 Q4-19 Q3-19 Q2-19 GAAP net investment income $ 0.31 $ 0.35 $ 0.34 $ 0.33 $ 0.35 GAAP realized (losses) gains $ (0.04) $ (0.01) $ (0.13) $ 0.01 $ 0.03 GAAP unrealized (depreciation) appreciation $ (1.70) $ (0.56) $ 0.75 $ (2.37) $ (0.12) Core net investment income[2] $ 0.45 $ 0.43 $ 0.53 $ 0.47 $ 0.46 Distributions paid[3] $ 0.405 $ 0.405 $ 0.405 $ 0.405 $ 0.405 Net asset value $ 6.63 $ 8.01 $ 8.32 $ 7.56 $ 9.93 (FYE March 31, $ in millions) Q2-20 Q1-20 Q4-19 Q3-19 Q2-19 Total fair value of investments $ 590.6 $ 592.7 $ 537.4 $ 467.2 $ 560.0 Number of portfolio investments[4] 119 115 108 95 103 Note: Certain figures may not tie out to financial statements due to rounding. 1. Per share amounts based on weighted average shares outstanding for the respective quarter presented. 2. Refer to Appendix for reconciliation of GAAP net investment income to core net investment income. 3. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis. 4. Includes CLO debt, CLO equity, subordinated fee notes and other CLO equity related investments. 3

Summary Portfolio Highlights Portfolio Activity (FYE March 31, $ in millions) Q2-20 Q1-20 Q4-19 Q3-19 Q2-19 New investments $ 108.1 $ 138.5 $ 145.4 $ 74.1 $ 157.6 Sales / Repayments[1] 8.6 51.1 89.3 72.0 91.0 Net investment activity $ 99.5 $ 87.4 $ 56.1 $ 2.1 $ 66.5 Investment Portfolio by Asset Type[2] Q2-20 Q1-20 Q4-19 Q3-19 Q2-19 CLO equity[3] 96% 96% 98% 98% 98% CLO debt 4% 4% 2% 2% 2% Note: Certain figures may not tie out to financial statements due to rounding. 1. Includes warehouse equity repayments. 2. At fair value as of quarter end. 3. Includes warehouse equity, subordinated fee notes and other CLO equity related investments. 4

CLO Equity & Warehouse Investment Highlights

(FYE March 31, $ in millions)	Q2-20	Q1-20	Q4-19	Q3-19	Q2-19
CLO Equity					
Cash income producing CLO equity at original cost[1]	$ 685.3	$ 620.2	$ 549.5	$ 500.5	$ 472.1
Non-cash income producing CLO equity at original cost[1,2,3]	123.7	102.3	104.5	74.9	97.4
Total CLO Equity[1]	$ 809.0	$ 722.5	$ 653.9	$ 575.4	$ 569.5
Warehouse					
Non-cash income producing warehouse investments at original cost[1,2]	$ -	$ -	$ -	$ 21.9	$ 24.3
Total warehouse investments[1]	$ -	$ -	$ -	$ 21.9	$ 24.3

($ in millions)

CLO Equity

Breakdown of Non-cash Income Producing CLO Equity as of September 30, 2019[1,2]

CLO Equity expected to make initial distribution by 12-31-19 at original cost	$ 123.7
CLO Equity expected to make initial distribution by 3-31-20 at original cost	-
CLO Equity expected to make initial distribution by 6-30-20 at original cost	-
Total non-cash income producing CLO equity at original cost	$ 123.7

Note: Certain figures may not tie out to financial statements due to rounding.

1. This number represents total dollar value (at original cost) of those assets held at quarter end. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) and warehouse financing which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.
3. Does not include CLO positions which had either partial of full interest diversion. For the quarter ending September 30, 2019, OXLC's CLO portfolio had interest diversion of approximately $355,000.

5

OXLC

CLO Portfolio Summary

As of September 30, 2019

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2013	CLO Equity	Callable	July-17	0.82%	-0.84%	NR	3.55%	3287	35	3.55
CLO Equity Position #2	2014	CLO Equity	Callable	April-18	0.73%	1.86%	NR	3.47%	3075	47	2.89
CLO Equity Position #3	2014	CLO Equity	Callable	July-18	0.69%	2.30%	NR	3.30%	3100	55	3.78
CLO Equity Position #4	2014	CLO Equity	Callable	July-18	1.12%	1.61%	NR	3.27%	3106	57	3.60
CLO Equity Position #5	2014	CLO Equity	Callable	July-18	0.92%	5.96%	NR	3.61%	3407	38	3.58
CLO Equity Position #6	2014	CLO Equity	Callable	October-18	0.80%	0.06%	NR	3.09%	2736	57	3.48
CLO Equity Position #7	2014	CLO Equity	Callable	October-18	1.22%	0.02%	NR	3.34%	3118	53	3.36
CLO Equity Position #8	2014	CLO Equity	Callable	October-18	0.90%	3.85%	NR	3.62%	3084	54	3.43
CLO Equity Position #9	2014	CLO Equity	Callable	October-18	1.16%	2.95%	NR	3.31%	3142	61	3.77
CLO Equity Position #10	2014	CLO Equity	Callable	January-19	1.27%	0.21%	NR	4.11%	3110	56	4.07
CLO Equity Position #11	2014	CLO Equity	Callable	January-19	1.19%	4.13%	NR	3.52%	3069	65	4.07
CLO Equity Position #12	2015	CLO Equity	Callable	April-19	0.82%	3.38%	NR	3.75%	2885	110	4.55
CLO Equity Position #13	2015	CLO Equity	Callable	April-19	0.99%	4.87%	NR	3.37%	2754	67	3.88
CLO Equity Position #14	2015	CLO Equity	Callable	April-19	0.92%	0.01%	NR	3.58%	2853	70	3.91
CLO Equity Position #15	2013	CLO Equity	Callable	June-19	0.85%	2.02%	NR	3.37%	3061	73	4.25
CLO Equity Position #16	2015	CLO Equity	Callable	July-19	0.88%	2.89%	NR	3.74%	2833	112	4.58
CLO Equity Position #17	2013	CLO Equity	Callable	July-19	1.30%	0.22%	NR	3.98%	2947	56	4.26
CLO Equity Position #18	2015	CLO Equity	Callable	July-19	0.83%	1.98%	NR	3.22%	2829	77	4.04
CLO Equity Position #19	2015	CLO Equity	Callable	October-19	0.91%	2.57%	1.57%	3.94%	2962	87	4.65
CLO Equity Position #20	2015	CLO Equity	Callable	January-20	0.83%	4.22%	3.73%	3.45%	2806	78	4.77
CLO Equity Position #21	2014	CLO Equity	Callable	April-20	0.88%	3.63%	2.63%	3.77%	2821	113	4.75
CLO Equity Position #22	2016	CLO Equity	Callable	July-20	0.94%	4.21%	3.67%	3.53%	2930	60	4.69
CLO Equity Position #23	2016	CLO Equity	January-20	July-20	1.15%	5.03%	4.03%	3.57%	2935	79	4.55
CLO Equity Position #24	2014	CLO Equity	Callable	July-20	1.04%	5.65%	4.64%	3.65%	2847	65	4.79
CLO Equity Position #25	2016	CLO Equity	Callable	July-20	1.00%	4.30%	3.30%	3.85%	3322	63	5.13
CLO Equity Position #26	2016	CLO Equity	Callable	July-20	1.14%	4.49%	3.99%	3.79%	2876	73	4.97
CLO Equity Position #27	2015	CLO Equity	Callable	July-20	1.08%	3.43%	1.51%	3.45%	2780	80	4.67
CLO Equity Position #28	2016	CLO Equity	October-19	October-20	1.17%	4.33%	3.33%	4.01%	3121	76	4.72
CLO Equity Position #29	2016	CLO Equity	October-19	October-20	1.14%	3.94%	3.44%	3.73%	2947	82	4.74
CLO Equity Position #30	2018	CLO Equity	Callable	January-21	0.99%	4.23%	3.23%	3.90%	NA	NA	5.09
CLO Equity Position #31	2015	CLO Equity	Callable	January-21	1.16%	4.42%	2.92%	3.44%	2752	80	4.80
CLO Equity Position #32	2013	CLO Equity	Callable	January-21	0.89%	4.25%	3.75%	3.55%	2948	85	4.83
CLO Equity Position #33	2013	CLO Equity	Callable	January-21	1.55%	3.14%	2.14%	3.42%	2791	81	4.82
CLO Equity Position #34	2018	CLO Equity	February-20	February-21	1.70%	2.16%	0.79%	5.89%	4478	55	3.90
CLO Equity Position #35	2015	CLO Equity	Callable	April-21	1.25%	4.14%	2.64%	3.54%	2837	74	4.94
CLO Equity Position #36	2013	CLO Equity	Callable	April-21	1.34%	2.92%	2.42%	3.48%	2910	72	4.78
CLO Equity Position #37	2018	CLO Equity	Callable	April-21	0.75%	4.91%	3.90%	3.48%	2974	77	4.91
CLO Equity Position #38	2018	CLO Equity	Callable	April-21	0.95%	3.58%	2.58%	4.14%	2938	91	5.02
CLO Equity Position #39	2017	CLO Equity	Callable	April-21	1.14%	5.04%	4.04%	3.43%	2827	79	4.88
CLO Equity Position #40	2014	CLO Equity	Callable	April-21	0.95%	4.09%	3.10%	3.52%	2888	77	4.62
CLO Equity Position #41	2016	CLO Equity	April-20	April-21	1.25%	3.39%	2.39%	3.55%	2825	68	5.07
CLO Equity Position #42	2015	CLO Equity	Callable	July-21	1.31%	3.61%	2.61%	3.37%	NA	NA	4.72
CLO Equity Position #43	2013	CLO Equity	Callable	July-21	1.25%	2.47%	1.97%	3.43%	2855	88	4.79
CLO Equity Position #44	2013	CLO Equity	Callable	July-21	1.32%	1.61%	1.11%	3.75%	2879	82	4.81
CLO Equity Position #45	2017	CLO Equity	Callable	August-21	1.32%	4.94%	3.94%	3.89%	2909	74	4.87
CLO Equity Position #46	2013	CLO Equity	Callable	August-21	1.25%	1.97%	0.97%	3.81%	2793	109	4.79
CLO Equity Position #47	2016	CLO Equity	April-20	October-21	1.11%	4.12%	3.14%	3.40%	2999	81	4.83
CLO Equity Position #48	2014	CLO Equity	October-20	October-21	1.17%	3.21%	2.22%	3.45%	2830	79	4.71
CLO Equity Position #49	2016	CLO Equity	Callable	October-21	1.14%	4.01%	3.51%	3.52%	2809	62	4.79
CLO Equity Position #50	2013	CLO Equity	October-19	October-21	1.53%	2.56%	1.06%	4.68%	3831	58	4.04
CLO Equity Position #51	2016	CLO Equity	July-20	October-21	1.16%	4.00%	3.10%	3.52%	3024	77	4.78
CLO Equity Position #52	2017	CLO Equity	Callable	October-21	1.33%	3.50%	2.50%	3.45%	2880	78	4.89
CLO Equity Position #53	2016	CLO Equity	Callable	October-21	1.48%	4.23%	3.23%	3.47%	2870	74	4.71
CLO Equity Position #54	2016	CLO Equity	Callable	January-22	1.42%	4.78%	3.78%	3.40%	2851	79	4.75
CLO Equity Position #55	2017	CLO Equity	January-20	January-22	1.25%	5.65%	4.65%	4.04%	2882	86	5.00

1. Year in which the deal was issued.
*Source: As reported by Intex.

6

OXLC

CLO Portfolio Summary (Continued)

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #56	2013	CLO Equity	January-20	January-22	1.23%	1.74%	0.64%	4.14%	2959	63	4.25
CLO Equity Position #57	2018	CLO Equity	January-20	January-22	1.19%	3.64%	2.65%	3.75%	2896	84	4.99
CLO Equity Position #58	2018	CLO Equity	October-19	January-22	1.05%	4.11%	3.11%	3.84%	3178	63	5.12
CLO Equity Position #59	2017	CLO Equity	Callable	April-22	1.18%	4.20%	3.74%	3.58%	2967	74	4.87
CLO Equity Position #60	2017	CLO Equity	Callable	May-22	1.25%	4.14%	3.34%	3.35%	2870	77	4.74
CLO Equity Position #61	2017	CLO Equity	Callable	July-22	1.21%	5.07%	4.07%	3.32%	2841	98	4.97
CLO Equity Position #62	2017	CLO Equity	January-20	July-22	1.21%	4.35%	3.45%	3.63%	2939	81	5.70
CLO Equity Position #63	2013	CLO Equity	Callable	July-22	1.21%	3.35%	2.35%	3.38%	2982	84	4.85
CLO Equity Position #64	2015	CLO Equity	October-19	October-22	1.17%	3.88%	3.27%	3.38%	3007	81	4.86
CLO Equity Position #65	2014	CLO Equity	October-19	October-22	1.20%	3.48%	2.48%	3.35%	2954	67	4.72
CLO Equity Position #66	2017	CLO Equity	October-19	October-22	1.20%	4.77%	3.67%	3.37%	2882	96	5.00
CLO Equity Position #67	2013	CLO Equity	November-19	November-22	1.19%	3.68%	2.62%	3.35%	2749	92	4.54
CLO Equity Position #68	2017	CLO Equity	November-19	November-22	1.15%	5.66%	4.66%	3.46%	2887	80	5.04
CLO Equity Position #69	2018	CLO Equity	January-20	January-23	1.21%	4.32%	3.83%	3.61%	2644	79	5.02
CLO Equity Position #70	2014	CLO Equity	January-20	January-23	1.10%	4.34%	3.84%	3.46%	2920	87	4.76
CLO Equity Position #71	2015	CLO Equity	January-20	January-23	1.07%	4.93%	4.18%	3.43%	2919	64	4.93
CLO Equity Position #72	2017	CLO Equity	January-20	January-23	1.18%	5.02%	4.02%	3.54%	2917	71	4.71
CLO Equity Position #73	2017	CLO Equity	January-20	January-23	1.19%	4.19%	3.69%	3.80%	2733	76	5.34
CLO Equity Position #74	2014	CLO Equity	January-20	January-23	1.06%	3.60%	2.61%	3.59%	2792	83	5.11
CLO Equity Position #75	2018	CLO Equity	April-20	April-23	1.00%	2.85%	2.35%	3.44%	2922	76	4.88
CLO Equity Position #76	2018	CLO Equity	July-20	April-23	1.03%	4.68%	3.67%	3.70%	2758	84	4.98
CLO Equity Position #77	2014	CLO Equity	April-20	April-23	1.10%	2.03%	1.03%	3.47%	2875	72	4.99
CLO Equity Position #78	2018	CLO Equity	April-20	April-23	0.98%	4.87%	4.37%	3.50%	2987	85	4.76
CLO Equity Position #79	2018	CLO Equity	April-20	April-23	1.15%	4.67%	3.67%	3.93%	2838	71	5.20
CLO Equity Position #80	2012	CLO Equity	April-20	April-23	1.01%	4.11%	3.04%	3.34%	2704	95	4.39
CLO Equity Position #81	2018	CLO Equity	May-20	May-23	1.10%	4.51%	3.46%	3.40%	2876	80	4.87
CLO Equity Position #82	2014	CLO Equity	July-20	July-23	1.15%	3.68%	2.70%	3.50%	3018	NA	4.65
CLO Equity Position #83	2018	CLO Equity	July-20	July-23	1.15%	5.04%	4.04%	3.80%	2787	74	5.11
CLO Equity Position #84	2018	CLO Equity	July-20	July-23	1.17%	3.68%	2.69%	3.45%	2914	81	4.93
CLO Equity Position #85	2018	CLO Equity	July-20	July-23	1.09%	4.67%	3.67%	3.71%	2722	103	5.07
CLO Equity Position #86	2018	CLO Equity	July-20	July-23	1.07%	3.24%	2.74%	3.75%	2707	81	5.19
CLO Equity Position #87	2018	CLO Equity	July-20	July-23	1.12%	3.69%	3.19%	3.62%	2791	81	5.29
CLO Equity Position #88	2018	CLO Equity	July-20	July-23	1.10%	4.79%	3.79%	3.66%	2870	77	5.27
CLO Equity Position #89	2018	CLO Equity	July-20	July-23	1.20%	3.33%	2.83%	4.07%	2935	95	5.18
CLO Equity Position #90	2018	CLO Equity	October-20	October-23	1.17%	4.15%	3.93%	3.51%	2891	79	5.01
CLO Equity Position #91	2014	CLO Equity	October-20	October-23	1.21%	5.06%	3.11%	3.52%	2995	86	4.56
CLO Equity Position #92	2018	CLO Equity	October-20	October-23	1.16%	4.52%	4.11%	3.57%	2684	83	5.31
CLO Equity Position #93	2018	CLO Equity	October-20	October-23	1.25%	3.45%	2.45%	3.73%	2702	76	4.89
CLO Equity Position #94	2015	CLO Equity	October-20	October-23	1.25%	3.78%	2.78%	3.65%	2801	77	4.80
CLO Equity Position #95	2015	CLO Equity	October-20	October-23	1.18%	4.15%	3.40%	3.43%	2921	82	4.61
CLO Equity Position #96	2014	CLO Equity	November-20	November-23	1.18%	4.04%	3.44%	3.62%	2751	83	4.95
CLO Equity Position #97	2019	CLO Equity	January-21	January-24	1.37%	4.28%	3.28%	3.79%	2584	67	5.53
CLO Equity Position #98	2018	CLO Equity	December-20	January-24	1.17%	5.05%	4.80%	3.44%	2864	79	4.78
CLO Equity Position #99	2019	CLO Equity	April-21	April-24	NA	4.50%	3.50%	3.77%	2632	72	5.22
CLO Equity Position #100	2019	CLO Equity	April-21	April-24	1.35%	5.03%	4.03%	3.71%	2758	72	5.44
CLO Equity Position #101	2013	CLO Equity	July-21	July-24	1.37%	4.14%	3.14%	3.82%	2804	109	4.79
CLO Equity Position #102	2019	CLO Equity	July-21	July-24	1.41%	4.64%	3.64%	4.06%	2763	92	5.36
Subtotal (Fair Value)	***$562,416,961[4]***			***February-22[2]***	***1.14%[2]***	***4.13%[2]***	***3.36%[2]***	***3.63%[2]***	***2883[2,3]***	***78[2]***	***4.85[2]***

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2013	CLO Debt	July-15	July-17	0.82%	-0.84%	NA	3.55%	3287	35	3.55
CLO Debt Position #2	2015	CLO Debt	September-19	July-20	1.08%	3.43%	1.51%	3.45%	2780	80	4.67
CLO Debt Position #3	2015	CLO Debt	September-19	July-20	1.08%	3.43%	1.51%	3.45%	2780	80	4.67
CLO Debt Position #4	2013	CLO Debt	April-19	April-21	1.34%	2.92%	2.42%	3.48%	2910	72	4.78
CLO Debt Position #5	2016	CLO Debt	April-20	April-21	1.25%	3.39%	2.39%	3.55%	2825	68	5.07
CLO Debt Position #6	2018	CLO Debt	January-20	January-23	1.07%	3.78%	3.31%	3.48%	2822	77	4.85
CLO Debt Position #7	2013	CLO Debt	July-21	July-24	1.37%	4.14%	3.14%	3.82%	2804	109	4.79
Subtotal (Fair Value)	***$25,208,901***			***August-20[2]***	***1.09%[2]***	***3.29%[2]***	***2.13%[2]***	***3.52%[2]***	***2906[2,3]***	***70[2]***	***4.54[2]***
Total (Fair Value)	**$587,625,862[4]**			***January-22[2]***							

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor Score of 2883 and 2906, for OXLC's CLO equity and debt tranche positions respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

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CLO Collateral Characteristics* 9/30/2019 6/30/2019 Number of Collateral Obligations1 2,054 2,108 Number of Obligors2 1,615 1,592 Top 10 Collateral Obligation Positions as% of Total Collateral3 3.95% 4.03% Collateral Weighted Average Price3 94.99% 95.31% Largest Individual Obligor Exposure3 0.93% 0.90% Average Individual Obligor Exposure3 0.06% 0.06% * Source: As reported by Intex. 8 Note: Excludes subordinated fee notes and other CLO equity related investments. 1. Represents the total number of collateral loan investments among all of OXLC’s CLO investments. 2. Represents the total number of unique Obligors among all of OXLC’s CLO investments. 3. These figures are calculated based on OXLC’s percentage interest in each CLO vehicle on a weighted average par basis.

CLO Portfolio Metrics 9/30/2019 6/30/2019 Weighted average yield of CLO debt investments at current cost1 10.4% 11.8% Weighted average effective yield of CLO equity investments at current cost 16.4% 16.9% Weighted average effective yield of total investments at current cost 16.2% 16.8% Weighted average cash distribution yield of CLO debt at current cost2 8.7% 9.5% Weighted average cash distribution yield of CLO equity at current cost2 22.1% 19.8% Weighted average cash distribution yield of total cash income producing investments at current cost2 21.5% 19.4% 1. Includes non-cash amortization of OID. 2. Cash income producing investments represent those CLO debt and equity investments (excluding warehouses) which made a distribution payment to OXLC for the quarters ending 9/30/19 and 6/30/19, respectively. At current cost, OXLC had ~126.5 million and ~$112.7 million of CLO equity investments which were non-cash income producing for the quarters ending 9/30/19 and 6/30/19, respectively, but are all projected to be cash income producing and make their inaugural distribution payment no later than the quarter ending 12/31/19. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 9/30/19 and 6/30/19, respectively.

Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.7%[1] of combined investments

Top 30 Moody's Industry Exposure[1]	
1. Healthcare & Pharmaceuticals	10.3%
2. High Tech	9.5%
3. Banking, Finance, Insurance & Real Estate	7.9%
4. Services: Business	7.7%
5. Hotels, Gaming & Leisure	5.5%
6. Telecommunications	5.1%
7. Media: Broadcasting & Subscription	5.0%
8. Chemicals, Plastics & Rubber	4.4%
9. Retail	3.6%
10. Beverage, Food & Tobacco	3.5%
11. Construction & Building	3.3%
12. Energy: Oil & Gas	3.0%
13. Services: Consumer	3.0%
14. Automotive	2.8%
15. Capital Equipment	2.7%

Top 30 Moody's Industry Exposure[1]	
16. Utilities: Electric	2.5%
17. Aerospace & Defense	2.3%
18. Containers, Packaging & Glass	2.3%
19. Consumer Goods: Non Durable	2.0%
20. Media: Advertising, Printing & Publishing	2.0%
21. Transportation: Consumer	1.8%
22. Consumer Goods: Durable	1.8%
23. Media: Diversified & Production	1.6%
24. Transportation: Cargo	1.4%
25. Metals & Mining	1.4%
26. Not Reported	0.9%
27. Environmental Industries	0.7%
28. Energy: Electricity	0.6%
29. Utilities: Oil & Gas	0.6%
30. Wholesale	0.4%
Total	**99.7%**

1. Exposures are determined by calculating the aggregate principal balance of the underlying corporate debt collateral held by OXLC's CLO investments within the Moody's industries indicated and dividing by the aggregate principal balance of all of the CLO vehicles' underlying corporate debt collateral (excluding cash) on a weighted average basis for OXLC's investments in each of those CLO vehicles. Weighted average exposures are as of September 30, 2019 and exclude recent CLO investments with missing or incomplete industry data, subordinated fee notes and other CLO equity related investments. All figures subject to rounding.

* Source: As reported by Intex.

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Capital Structure Overview ($in thousands) Series 2023 Term Preferred Stock (OXLCO) Principal Amount1 Carrying Value1 Cost of Debt Call Date Maturity $90,400 $86,910 7.50% Callable Jun-23 Series 2024 Term Preferred Stock (OXLCM) $68,235 $66,650 6.75% 6/30/2020 Jun-24 Master Repurchase Agreement $35,000 $35,000 L + 2.90%2 Callable Apr-20 Total Preferred Stock and Debt $193,635 $188,560 Total Equity $392,489 Preferred Stock and Debt-to-Equity 0.48x Note: Certain figures may not tie out to financial statements due to rounding. 1. As of 9/30/2019. 2. Based on 3-month USD LIBOR. 11

APPENDIX

Investment Portfolio Composition – CLO Debt Company Investment Manager Fair Value% of Total1,2 Longfellow Place CLO, Ltd. Class FRR NewStar Financial $505,455 0.1% Midocean Credit CLO VI Class ER MidOcean Credit Fund Management $5,436,600 0.9% Mountain Hawk II CLO, Ltd. Class E Western Asset Management $5,368,000 0.9% OZLM XIII, Ltd. Class D Och-Ziff Loan Management $8,393,250 1.4% OZLM XIII, Ltd. Class E Och-Ziff Loan Management $1,463,000 0.2% OZLM XXII, Ltd. Class E Och-Ziff Loan Management $2,112,771 0.4% Venture XV, Ltd. Class ER MJX Asset Management $1,929,825 0.3% Total Collateralized Loan Obligation - Debt Investments $25,208,901 4.3% 1. Based on percentage of total fair value of investments as of 9/30/19. 2. Certain percentages may not tie out to financial statements due to rounding. 13

Investment Portfolio Composition – CLO Equity[1]

Company	Manager	Fair Value	% of Total[2,3]
ALM XVII, Ltd.	Apollo Capital Management	$ 3,038,165	0.5%
AMMC CLO XI, Ltd.	American Money Management	$ 987,000	0.2%
AMMC CLO XII, Ltd.	American Money Management	$ 3,657,143	0.6%
Anchorage Capital CLO 4-R, Ltd.	Anchorage Capital Group	$ 4,500,000	0.8%
Anchorage Capital CLO 5-R, Ltd.	Anchorage Capital Group	$ 14,923,151	2.5%
Anchorage Capital CLO 8, Ltd.	Anchorage Capital Group	$ 4,440,000	0.8%
Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)	Jefferies Finance	$ 2,517,626	0.4%
Apex Credit CLO 2018 Ltd.	Jefferies Finance	$ 6,134,911	1.0%
Apex Credit CLO 2019 Ltd.	Jefferies Finance	$ 10,556,946	1.8%
Arch Street CLO, Ltd.	NewStar Financial	$ 1,650,000	0.3%
Ares XL CLO Ltd.	Ares Management	$ 5,311,937	0.9%
Ares XXVII CLO, Ltd.	Ares Management	$ 6,979,760	1.2%
Ares XXXVII CLO Ltd.	Ares Management	$ 9,951,010	1.7%
Atrium XV	Credit Suisse First Boston	$ 16,626,250	2.8%
B&M CLO 2014-1 LTD	Bradford & Marzec	$ 160,000	0.0%
Battalion CLO VI Ltd.	Brigade Capital Management	$ 87,500	0.0%
Battalion CLO VII Ltd.	Brigade Capital Management	$ 9,953,000	1.7%
Benefit Street Partners CLO III Ltd.	Benefit Street Partners	$ 1,850,000	0.3%
Benefit Street Partners CLO V Ltd.	Benefit Street Partners	$ 460,000	0.1%
Bristol Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 4,700,000	0.8%
Canyon Capital CLO 2015-1, Ltd.	Canyon Capital Advisors	$ 4,800,000	0.8%
Carlyle Global Market Strategies CLO 2013-2, Ltd.	Carlyle Group	$ 8,344,368	1.4%
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Carlyle Group	$ 2,310,000	0.4%
Cathedral Lake CLO 2013, Ltd.	Carlson Capital	$ 2,159,000	0.4%
Cathedral Lake II, Ltd.	Carlson Capital	$ 6,298,344	1.1%
CIFC Funding 2013-III-R, Ltd.	CIFC Asset Management	$ 2,009,000	0.3%
CIFC Funding 2014, Ltd.	CIFC Asset Management	$ 2,580,000	0.4%
CIFC Funding 2014-III, Ltd.	CIFC Asset Management	$ 8,383,500	1.4%
Dryden 49 Senior Loan Fund	Prudential Financial (Pramerica)	$ 7,196,000	1.2%
Dryden 54 Senior Loan Fund	Prudential Financial (Pramerica)	$ 1,525,000	0.3%
Elevation CLO 2015-4, Ltd.	ArrowMark Colorado Holdings	$ 6,579,000	1.1%
Ellington CLO II, Ltd.	Ellington Management Group	$ 2,400,000	0.4%
Figueroa CLO 2013-2, Ltd.	TCW Asset Management	$ 3,485,000	0.6%
Flatiron CLO 17 Ltd.	New York Life Investment Management	$ 1,309,000	0.2%
GoldenTree Loan Opportunities XI, Ltd.	GoldenTree Asset Management	$ 1,770,000	0.3%
Halcyon Loan Advisors Funding 2015-1 Ltd.	Halcyon Asset Management	$ 630,000	0.1%
Halcyon Loan Advisors Funding 2018-1 Ltd.	Halcyon Asset Management	$ 7,425,000	1.3%
Hayfin Kingsland IX, Ltd.	Hayfin Capital Management	$ 13,325,896	2.3%
HPS Loan Management 10-2016, Ltd.	HPS Investment Partners	$ 5,200,000	0.9%
Hull Street CLO Ltd.	Feingold O'Keeffe Capital	$ 487,500	0.1%
ICG US CLO 2016-1, Ltd.	ICG Debt Advisors	$ 3,182,975	0.5%
Ivy Hill Middle Market Credit VII, Ltd.	Ares Management	$ 2,803,010	0.5%
Jamestown CLO IV, Ltd.	Investcorp Credit Management	$ 538,161	0.1%
Jamestown CLO VII, Ltd.	Investcorp Credit Management	$ 4,173,750	0.7%
Longfellow Place CLO, Ltd.	NewStar Financial	$ 2,159,600	0.4%
Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)	Credit Suisse First Boston	$ 19,814,625	3.4%
Madison Park Funding XIII, Ltd.	Credit Suisse	$ 10,800,000	1.8%
Madison Park Funding XV, Ltd.	Credit Suisse First Boston	$ 3,150,000	0.5%
Madison Park Funding XXII, Ltd.	Credit Suisse First Boston	$ 10,500,000	1.8%
Madison Park Funding XXIV, Ltd.	Credit Suisse First Boston	$ 1,998,500	0.3%
Madison Park Funding XXIX, Ltd.	Credit Suisse First Boston	$ 12,920,000	2.2%
Madison Park Funding XXV, Ltd.	Credit Suisse First Boston	$ 871,000	0.1%
Madison Park Funding XXX, Ltd.	Credit Suisse First Boston	$ 14,186,997	2.4%
Marble Point CLO XI Ltd.	Marble Point	$ 4,640,000	0.8%

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 9/30/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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Investment Portfolio Composition – CLO Equity[1] (Continued)

Company	Manager	Fair Value	% of Total[2,3]
Midocean Credit CLO III	MidOcean Credit Fund Management	$ 4,495,500	0.8%
Midocean Credit CLO VI	MidOcean Credit Fund Management	$ 15,444,000	2.6%
Mountain Hawk II CLO, Ltd.	Western Asset Management	$ 513,400	0.1%
Mountain View CLO 2014-1 Ltd.	Seix Advisors	$ 830,179	0.1%
Mountain View CLO 2017-2 Ltd.	Seix Advisors	$ 980,000	0.2%
Nassau 2017-II Ltd.	Nassau Corporate Credit	$ 16,470,000	2.8%
Ocean Trails CLO VI	Five Arrows Managers	$ 2,378,008	0.4%
Octagon Investment Partners 33, Ltd.	Octagon Credit Investors	$ 7,500,000	1.3%
Octagon Investment Partners 38, Ltd.	Octagon Credit Investors	$ 3,600,000	0.6%
Octagon Investment Partners 39, Ltd.	Octagon Credit Investors	$ 7,696,000	1.3%
Octagon Investment Partners 40, Ltd.	Octagon Credit Investors	$ 37,327,500	6.3%
Octagon Investment Partners XXII, Ltd.	Octagon Credit Investors	$ 1,616,063	0.3%
Octagon Loan Funding, Ltd.	Octagon Credit Investors	$ 905,008	0.2%
OFSI BSL IX, Ltd.	Orchard First Source Asset Management	$ 8,265,600	1.4%
OFSI BSL VIII, Ltd.	Orchard First Source Asset Management	$ 4,845,000	0.8%
OFSI Fund VII, Ltd.	Orchard First Source Asset Management	$ 7,210,000	1.2%
OHA Loan Funding 2012-1, Ltd.	Oak Hill Advisors	$ 444,000	0.1%
OZLM Funding III, Ltd.	Och-Ziff Loan Management	$ 4,560,000	0.8%
OZLM VIII, Ltd.	Och-Ziff Loan Management	$ 2,200,000	0.4%
OZLM XIII, Ltd.	Och-Ziff Loan Management	$ 6,440,000	1.1%
OZLM XIV, Ltd.	Och-Ziff Loan Management	$ 5,012,974	0.8%
Regatta III Funding Ltd.	Napier Park Global Capital	$ 15,000	0.0%
Seneca Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 480,000	0.1%
Shackleton 2013-IV-R CLO, Ltd.	Alcentra	$ 5,810,013	1.0%
Shackleton 2014-V-R CLO, Ltd.	Alcentra	$ 9,280,625	1.6%
Shackleton 2015-VII CLO, Ltd.	Alcentra	$ 5,337,072	0.9%
Shackleton 2017-X CLO, Ltd.	Alcentra	$ 12,258,240	2.1%
Sound Point CLO VI-R, Ltd.	Sound Point Capital Management	$ 6,093,665	1.0%
Sound Point CLO XXII, Ltd.	Sound Point Capital Management	$ 3,324,500	0.6%
Telos CLO 2013-3, Ltd.	Telos Asset Management	$ 3,296,408	0.6%
Telos CLO 2013-4, Ltd.	Telos Asset Management	$ 4,126,123	0.7%
Telos CLO 2014-6, Ltd.	Telos Asset Management	$ 4,992,042	0.8%
Thacher Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 1,035,000	0.2%
THL Credit Wind River 2015-1 CLO Ltd.	THL Credit Advisors	$ 676,000	0.1%
THL Credit Wind River 2017-1 CLO Ltd.	THL Credit Advisors	$ 6,120,000	1.0%
THL Credit Wind River 2017-4 CLO Ltd.	THL Credit Advisors	$ 6,314,000	1.1%
Tralee CLO II, Ltd.	Par-Four Investment Management	$ 945,000	0.2%
Tralee CLO IV, Ltd.	Par-Four Investment Management	$ 6,635,000	1.1%
Trinitas CLO VII, Ltd.	Trinitas Capital Management	$ 1,168,000	0.2%
Trinitas CLO VIII, Ltd.	Trinitas Capital Management	$ 562,500	0.1%
Venture 32 CLO, Limited	MJX Asset Management	$ 2,485,000	0.4%
Venture 37 CLO, Limited	MJX Asset Management	$ 7,290,000	1.2%
Venture XIV CLO, Limited	MJX Asset Management	$ 2,405,000	0.4%
Venture XV CLO, Limited	MJX Asset Management	$ 2,835,038	0.5%
Venture XVII CLO, Limited	MJX Asset Management	$ 5,623,378	1.0%
Venture XX CLO, Limited	MJX Asset Management	$ 2,340,000	0.4%
Venture XXI CLO, Limited	MJX Asset Management	$ 10,800,000	1.8%
Vibrant CLO III, Ltd.	DFG Investment Advisers	$ 2,550,000	0.4%
Wellfleet 2016-2 CLO, Ltd.	Wellfleet Credit Partners	$ 5,800,000	1.0%
West CLO 2014-1, Ltd.	Allianz Global Investors	$ 6,885,000	1.2%
Zais CLO 8, Limited	ZAIS Group	$ 1,920,000	0.3%
Zais CLO 9, Limited	ZAIS Group	$ 6,848,000	1.2%
Other CLO equity related investments		$ 1,928,086	0.3%
Total Collateralized Loan Obligation - Equity Investments		**$ 565,351,547**	**95.7%**

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 9/30/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments while excluding any cash distributions believed to represent a return of capital.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. We emphasize that our taxable income may materially differ from our GAAP NII and/or our Core NII, and that neither GAAP NII nor Core NII should be relied upon as indicators of our taxable income.

	For the three months ended									
	9/30/2019		6/30/2019		3/31/2019		12/31/2018		9/30/2018	
($ in millions, except per share) [1]	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share
GAAP Net investment income	$ 16.7	$ 0.312	$ 15.8	$ 0.349	$ 13.5	$ 0.343	$ 12.3	$ 0.330	$ 11.7	$ 0.352
CLO equity adjustments	7.5	$ 0.140	3.9	$ 0.085	7.3	$ 0.183	5.4	$ 0.144	3.5	$ 0.105
Core net investment income	$ 24.2	$ 0.452	$ 19.7	$ 0.434	$ 20.8	$ 0.526	$ 17.7	$ 0.474	$ 15.2	$ 0.457

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

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Corporate Information

Board of Directors

Mark J. Ashenfelter - Chairman
John Reardon
David S. Shin
Jonathan H. Cohen
Saul B. Rosenthal

Corporate Offices

8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website

www.oxlc.com

Fiscal Year End

March 31

Independent Audit Firm

PricewaterhouseCoopers LLP

Corporate Counsel

Eversheds Sutherland (US) LLP

Transfer Agent

Computershare Trust Company, N.A
Tel: 1-877-498-8861
www.computershare.com

Securities Listing and Equity Indices

Common Stock:
"OXLC" - NasdaqGS
Preferred Stock:
"OXLCO" - NasdaqGS
"OXLCM" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	Board Member and President
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

Investor Relations

Bruce L. Rubin
Oxford Lane Capital Corp.
Tel: (203) 983-5280
ir@oxlc.com

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